Fair Value of Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Fair Values and Carrying Values of Long-Term Debt
The fair values and carrying values of the Company’s long-term debt at December 31, 2020 and 2019 are as follows:

	2020	2020	2019	2019
As at December 31 (millions of dollars)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt measured at fair value:
$50 million of MTN Series 33 notes	—	—	50	50
$300 million MTN Series 39 notes	303	303	301	301
Other notes and debentures	13,229	16,226	11,124	13,121
Long-term debt, including current portion	13,532	16,529	11,475	13,472

Summary of Fair Value Hierarchy of Financial Assets and Liabilities
The fair value hierarchy of financial assets and liabilities at December 31, 2020 and 2019 is as follows:

As at December 31, 2020 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets:
Investments (Note 14)	7	7	—	—	7
Derivative instruments (Note 10)
Fair value hedges	3	3	—	3	—
	10	10	—	3	7

Liabilities:
Long-term debt, including current portion	13,532	16,529	—	16,529	—
Derivative instruments (Notes 15, 16)
Cash flow hedges, including current portion	25	25	—	25	—
	13,557	16,554	—	16,554	—

As at December 31, 2019 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets:
Investments (Note 14)	2	2	—	—	2
Derivative instruments (Note 14)
Fair value hedges	1	1	—	1	—
Cash flow hedges	2	2	—	2	—
	5	5	—	3	2

Liabilities:
Long-term debt, including current portion	11,475	13,472	—	13,472	—
	11,475	13,472	—	13,472	—

Schedule of Changes in Fair Value of Financial Instruments
The following table summarizes the changes in fair value of financial instruments classified in Level 3 for the years ended December 31, 2020 and 2019:

Year ended December 31 (millions of dollars)	2020	2019
Fair value of assets - beginning	2	22
Additions	5	2
Unrealized loss on Foreign-Exchange Contract included in financing charges (Note 4)	—	(22)
Fair value of assets - ending	7	2